EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended
Mar. 31, 2024
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023

	(U.S. Dollars in thousands)
Service cost	$51	$53	$1,295	$1,294	$—	$—
Interest cost	2,110	2,231	2,952	2,910	178	173
Expected return on plan assets	(2,998)	(3,307)	(2,082)	(2,048)	—	—
Amortization of:
Net (gain) loss	(26)	(145)	(324)	(531)	16	(77)
Prior service benefit	—	—	(164)	(158)	—	—
Curtailments, settlements and terminations, net	—	—	(39)	1,621	—	—
Foreign exchange impact and other	—	—	23	(46)	—	—
Net periodic pension cost (income)	$(863)	$(1,168)	$1,661	$3,042	$194	$96